UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: April 30

Date of reporting period: May 1, 2018 – July 31, 2018

Item 1.  Schedule of Investments.

MONONGAHELA ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JULY 31, 2018

Shares	Security Description	Value
Common Stock - 98.5%
Consumer Discretionary - 16.0%
15,000	El Pollo Loco Holdings, Inc. (a)	$174,000
2,500	Hasbro, Inc.	249,025
3,000	Meredith Corp.	159,450
1,000	Starbucks Corp.	52,390
5,000	Tapestry, Inc.	235,600
5,000	Target Corp.	403,400
8,500	Williams-Sonoma, Inc.	497,165
		1,771,030
Consumer Staples - 17.0%
4,000	Alico, Inc.	128,000
8,000	B&G Foods, Inc.	251,200
5,000	Campbell Soup Co.	204,500
9,000	General Mills, Inc.	414,540
5,000	The Coca-Cola Co.	233,150
2,250	The Procter & Gamble Co.	181,980
5,000	Walgreens Boots Alliance, Inc.	338,100
2,500	Weis Markets, Inc.	127,825
		1,879,295
Energy - 2.8%
3,000	Apache Corp.	138,000
2,500	Schlumberger, Ltd.	168,800
		306,800
Financials - 13.3%
3,000	American Express Co.	298,560
2,500	Brighthouse Financial, Inc. (a)	108,575
12,500	Federated Investors, Inc., Class B	302,500
9,000	MetLife, Inc.	411,660
11,000	Old Republic International Corp.	234,410
500	The Goldman Sachs Group, Inc.	118,715
		1,474,420
Health Care - 11.8%
2,000	Celgene Corp. (a)	180,180
3,500	Eli Lilly & Co.	345,835
4,000	Gilead Sciences, Inc.	311,320
2,500	PerkinElmer, Inc.	197,950
1,000	Teleflex, Inc.	272,710
		1,307,995
Industrials - 13.3%
3,000	Emerson Electric Co.	216,840
3,000	Hubbell, Inc.	369,750
6,000	Mueller Water Products, Inc., Class A	74,100
30,000	Pitney Bowes, Inc.	261,900
10,000	Reis, Inc.	213,500
4,000	The Gorman-Rupp Co.	151,360
1,500	United Parcel Service, Inc., Class B	179,835
		1,467,285
Materials - 3.1%
6,750	Bemis Co., Inc.	309,892
250	International Flavors & Fragrances, Inc.	33,190
		343,082
Technology - 19.5%
5,500	Badger Meter, Inc.	286,825
7,500	Corning, Inc.	248,850
1,000	F5 Networks, Inc. (a)	171,380
12,000	II-VI, Inc. (a)	470,400
2,000	International Business Machines Corp.	289,860
1,000	Lam Research Corp.	190,640
9,500	Seagate Technology PLC	499,890
		2,157,845

Shares	Security Description	Value
Utilities - 1.7%
3,500	National Fuel Gas Co.	$187,950
Total Common Stock (Cost $9,494,262)		10,895,702

Shares	Security Description	Value
Money Market Fund - 1.5%
162,510	Dreyfus Treasury Prime Cash Management, Institutional Shares, 1.78% (b) (Cost $162,509)	162,510
Investments, at value - 100.0% (Cost $9,656,771)		$11,058,212
Other Assets & Liabilities, Net - 0.0%		(2,064)
Net Assets - 100.0%		$11,056,148

PLC	Public Limited Company

(a)	Non-income producing security.

(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of July 31, 2018.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$10,895,702
Level 2 - Other Significant Observable Inputs	162,510
Level 3 - Significant Unobservable Inputs	–
Total	$11,058,212

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

MONONGAHELA ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JULY 31, 2018

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended July 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	August 22, 2018

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	August 22, 2018